Loans Receivable and Allowance for Loan Losses (Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	$ 525,477	$ 485,332
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	509,804	470,804
Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	12,516	8,000
Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	3,157	6,528
Doubtful Or Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	399,199	364,970
Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	398,553	364,172
Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	646	798
Commercial Real Estate Loans [Member] | Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	391,327	374,790
Commercial Real Estate Loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	376,109	360,838
Commercial Real Estate Loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	12,268	7,918
Commercial Real Estate Loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	2,950	6,034
Commercial Real Estate Loans [Member] | Doubtful Or Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Commercial Real Estate Loans [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Commercial [Member] | Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	134,150	110,542
Commercial [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	133,695	109,966
Commercial [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	248	82
Commercial [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	207	494
Commercial [Member] | Doubtful Or Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Commercial [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Residential Real Estate Loans [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	229,781	235,523
Residential Real Estate Loans [Member] | Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	229,214	234,725
Residential Real Estate Loans [Member] | Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	567	798
Construction Real Estate Loans [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	17,732	17,445
Construction Real Estate Loans [Member] | Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	17,732	17,445
Construction Real Estate Loans [Member] | Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount
Consumer Loans To Individuals [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	151,686	112,002
Consumer Loans To Individuals [Member] | Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	151,607	112,002
Consumer Loans To Individuals [Member] | Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	$ 79